Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Expenses
Accrued Expenses

Note 3. Accrued Expenses

The following is a summary of the Company’s accrued expenses:

	March 31,	December 31,
	2024	2023
Clinical trial expenses	$2,070,955	$1,993,784
Other	531,710	424,218
Total	$2,602,665	$2,418,002

Note 4.Accrued Expenses

The following is a summary of the Company’s accrued expenses:

	December 31,
	2023	2022
Clinical trial expenses	$1,993,784	$1,884,117
Other	424,218	423,629
Total	$2,418,002	$2,307,746